Trade and other receivables - Analysis of the provision for impairment of trade receivables (Details) - Trade receivables - Accumulated impairment - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Beginning balance	£ 70	£ 70	£ 50
Exchange differences	(1)	(4)
Additional provision	62	48	30
Receivables written off as uncollectable	(63)	(38)	(27)
Unused amounts reversed	(6)	(8)	(5)
Acquisition of companies and businesses	3	2	22
Ending balance	£ 65	£ 70	£ 70